Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Amounts related to cumulative basis adjustments for fair value hedges
At December 31, 2024 and 2023, the following amounts were recorded in the Consolidated Balance Sheet related to cumulative basis adjustments for fair value hedges:

($ in millions)
At December 31:	2024	2023
Short-term debt
Carrying amount of the hedged item	$(13)	$(1)
Cumulative hedging adjustments included in the carrying amount—assets/(liabilities)	(13)	(1)
Long-term debt
Carrying amount of the hedged item	(6,497)	(6,629)
Cumulative hedging adjustments included in the carrying amount—assets/(liabilities) (1)	190	61
(1)Includes ($155) million and ($200) million of hedging adjustments on discontinued hedging relationships at December 31, 2024 and 2023, respectively.

Effect of derivative instruments in the Consolidated Income Statement
The total amounts of income and expense line items presented in the Consolidated Income Statement in which the effects of fair value hedges, cash flow hedges, net investment hedges and derivatives not designated as hedging instruments are recorded and the total effect of hedge activity on these income and expense line items are as follows:

($ in millions)
	Total			Gains/(Losses) of Total Hedge Activity
For the year ended December 31:	2024	2023	2022	2024	2023	2022
Cost of services	$20,529	$21,051	$21,062	$22	$(5)	$24
Cost of sales	6,303	6,127	6,374	40	22	99
Cost of financing	369	382	406	(10)	(11)	2
SG&A expense	19,688	19,003	18,609	151	165	(211)
Other (income) and expense	1,871	(914)	5,803	(515)	17	(225)
Interest expense	1,712	1,607	1,216	(51)	(54)	6

($ in millions)
	Gain/(Loss) Recognized in Consolidated Income Statement
	Consolidated Income Statement Line Item	Recognized on Derivatives			Attributable to Risk Being Hedged (1)
For the year ended December 31:		2024	2023	2022	2024	2023	2022
Derivative instruments in fair value hedges (2)
Interest rate contracts	Cost of financing	$(41)	$(17)	$(73)	$19	$(2)	$85
	Interest expense	(208)	(83)	(257)	97	(11)	299
Derivative instruments not designated as hedging instruments
Foreign exchange contracts	Other (income) and expense	(390)	(192)	(492)	N/A	N/A	N/A
Equity contracts	SG&A expense	135	153	(249)	N/A	N/A	N/A
	Other (income) and expense	—	—	(83)	N/A	N/A	N/A
Total		$(504)	$(140)	$(1,153)	$116	$(13)	$384
(1)The amount includes basis adjustments to the carrying value of the hedged item recorded during the period and amortization of basis adjustments recorded on de-designated hedging relationships during the period.
(2)The amount includes changes in clean fair values of the derivative instruments in fair value hedging relationships and the periodic accrual for coupon payments required under these derivative contracts.

($ in millions)
	Gain/(Loss) Recognized in Consolidated Income Statement and Other Comprehensive Income
For the year ended	Recognized in OCI			Consolidated Income Statement Line Item	Reclassified from AOCI			Amounts Excluded from Effectiveness Testing (1)
December 31:	2024	2023	2022		2024	2023	2022	2024	2023	2022
Derivative instruments in cash flow hedges
Interest rate contracts	$—	$—	$—	Cost of financing	$(2)	$(3)	$(4)	$—	$—	$—
				Interest expense	(13)	(15)	(14)	—	—	—
Foreign exchange contracts				Cost of services	22	(5)	24	—	—	—
Amount included in the assessment of effectiveness	405	213	241	Cost of sales	40	22	99	—	—	—
Amount excluded from the assessment of effectiveness	(16)	(6)	—	Cost of financing	(4)	(11)	(21)	—	—	—
				SG&A expense	16	12	38	—	—	—
				Other (income) and expense	(48)	239	349	(77)	(29)	—
				Interest expense	(19)	(51)	(72)	—	—	—
Instruments in net investment hedges (2)
Foreign exchange contracts				Cost of financing	—	—	—	18	22	14
Amount included in the assessment of effectiveness	1,354	(397)	1,613	Interest expense	—	—	—	91	105	50
Amount excluded from the assessment of effectiveness	4	—	—
Total	$1,747	$(190)	$1,854		$(7)	$189	$400	$32	$98	$64
(1)Amounts excluded from effectiveness testing for both net investment hedges and cash flow hedges of foreign currency debt are amortized to net income on a straight-line basis over the life of the relevant hedging instrument.
(2)Instruments in net investment hedges include derivative and non-derivative instruments with the amounts recognized in OCI providing an offset to the translation of foreign subsidiaries.
N/A–Not applicable